UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)  (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:_650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Mortgage Portfolio
March 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
Shareholder Letter
Dear Shareholder:
During the six months ended March 31, 2021, the U.S.
economy continued to recover from the effects of the novel
coronavirus (COVID-19) pandemic. U.S. gross domestic
product (GDP) reported in 2020’s third and fourth quarters
showed a substantial recovery from the contraction
experienced in 2020’s first half, based on increased business and residential investment and consumer spending. The
U.S. economy also showed signs of strength during 2021’s
first quarter as federal assistance programs, the acceleration of COVID-19 vaccinations and robust corporate earnings
boosted U.S. equity markets.
Before the reporting period, the U.S. Federal Reserve, in its efforts to support U.S. economic activity, lowered the federal funds rate twice in March 2020 and implemented broad
quantitative easing measures to support credit markets.
During the reporting period, the Federal Reserve held its
key rate unchanged at 0.25%, but it continued quantitative
easing and adjusted its policy in August 2020 to allow more
flexibility to keep interest rates low, while maintaining a 2%
average inflation target.
The 10-year U.S. Treasury yield was 0.69% on September
30, 2020, and it increased to 1.74% by the end of March
2021. In this environment, investment-grade bonds, as
measured by the Bloomberg Barclays U.S. Aggregate Bond
Index, posted a -2.73% total return.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important
role of financial advisors in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Strategic Mortgage Portfolio’s semiannual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Sonal Desai, Ph.D.
Executive Vice President, Chief Investment Officer
Franklin Templeton Fixed Income
This letter reflects our analysis and opinions as of March 31,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Franklin Strategic Mortgage Portfolio 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Statement of Investments 9
Financial Statements 20
Notes to Financial Statements 24
Shareholder Information 34
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Franklin Strategic Mortgage Portfolio
This semiannual report for Franklin Strategic Mortgage
Portfolio covers the period ended March 31 , 202 1 .
Your Fund’s Goal and Main Investments
The Fund seeks high total return (a combination of high
current income and capital appreciation) relative to the
performance of the general mortgage securities market
by investing at least 80% of its net assets in a portfolio
of mortgage securities. The Fund invests substantially in
mortgage securities that are issued or guaranteed by the
U.S. government, its agencies or instrumentalities, which
include mortgage pass-through securities representing
interests in “pools” of mortgage loans issued or guaranteed
by the Government National Mortgage Association (Ginnie
Mae), Fannie Mae and Freddie Mac.
1
Performance Overview
For the six months ended March 31, 2021, the Fund’s Class
A shares posted a -0.76% total return. In comparison, the
Fund’s primary benchmark, the Bloomberg Barclays U.S.
Mortgage-Backed Securities (MBS) Fixed Rate Index, which
measures the performance of investment-grade fixed-rate
mortgage-backed pass-through securities of Ginnie Mae,
Fannie Mae and Freddie Mac, posted a -0.86% total return.
2
In comparison, the Fund’s secondary benchmark, the FTSE
U.S. Broad Investment-Grade Mortgage Index, which tracks
the performance of 30- and 15-year Ginnie Mae, Fannie
Mae and Freddie Mac securities, as well as Fannie Mae
and Freddie Mac balloon mortgages, posted a -0.88% total
return.
2
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 6.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, posted modestly
negative total returns during the six months ended March
31, 2021, as continued economic recovery and additional
government stimulus led to higher yields (which move
inversely to prices) for most bonds. As the period began,
investors continued to adjust to the disruption caused by the novel coronavirus (COVID-19) pandemic. Before the period,
investor flight to perceived safety had driven the 10-year
U.S. Treasury yield to near record lows. During the period,
however, the implementation of mass vaccination programs
alongside improving economic indicators prompted investors
to anticipate that increased inflation would lead to higher
interest rates.
The U.S. Federal Reserve (Fed) maintained the federal
funds target rate at a range of 0.00%–0.25% and continued
its program of open-ended purchasing of government-
backed and corporate bonds as necessary to provide
liquidity to bond markets. Furthermore, the Fed reiterated
that interest rates would potentially remain low, even if
inflation moderately exceeded the Fed’s 2% target for some
time.
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, posted negative total returns
for the period. The 10-year U.S. Treasury yield rose from
near-record lows at the beginning of the reporting period
amid a significant U.S. federal budget deficit and high
Portfolio Composition
3/31/21
% of Total
Net Assets
Mortgage-Backed Securities 78.6%
Residential Mortgage-Backed Securities 9.3%
Asset-Backed Securities 4.8%
Commercial Mortgage-Backed Securities 1.6%
Other 1.0%
Short-Term Investments & Other Net Assets 4.7%
1. Guarantees of timely payment of principal and interest do not apply to the market prices and yield of the security or to the net asset value or performance of the Fund.
Ginnie Mae pass-through securities are backed by the full faith and credit of the U.S. government. Although U.S. government-sponsored entities, such as Fannie Mae and
Freddie Mac, may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury. Please refer to the Fund’s pro-
spectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

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Semiannual Report
levels of issuance. The Fed’s inflation policy also pressured
Treasuries, as renewed economic strength prompted
investors to increase their inflation expectations. Mortgage-
backed securities (MBS), as measured by the Bloomberg
Barclays MBS Index, posted marginally negative total returns for the period despite Fed support, as low interest rates led to accelerated prepayments from mortgage refinancing.
U.S. corporate bond performance varied significantly based
on credit rating, reflecting the recovery of credit markets
following the onset of the pandemic. While the strengthening economy pressured corporate bonds generally, it also
had the effect of tempering concerns about credit quality,
which benefited lower-quality bonds. Consequently, high-
yield corporate bonds, as represented by the Bloomberg
Barclays U.S. Corporate High Yield Bond Index, posted a
solid advance, while investment-grade corporate bonds,
as represented by the Bloomberg Barclays U.S. Corporate
Bond Index, were down slightly.
Investment Strategy
Under normal market conditions, we invest at least 80%
of the Fund’s net assets in mortgage securities. The Fund
invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or
instrumentalities, which include mortgage pass-through
securities representing interests in “pools” of mortgage
loans issued or guaranteed by Ginnie Mae, Fannie Mae
and Freddie Mac.
1
These securities may be fixed-rate or
adjustable-rate mortgage securities (ARMS). The Fund
may purchase or sell mortgage securities on a delayed
delivery or forward commitment basis through the “to-be-
announced” (TBA) market. We may also invest in other types
of mortgage securities that may be issued by private issuers, including, but not limited to, certain ARMS, commercial
mortgage-backed securities (CMBS), non-agency residential
mortgage-backed securities (RMBS), credit risk transfer
securities, home equity loan asset-backed securities (HELs), manufactured housing asset-backed securities (MHs) and
collateralized mortgage obligations (CMOs), as well as in
other mortgage-related asset-backed securities. The Fund
also may invest in U.S. Treasury securities. The Fund may
invest up to 15% of its net assets in foreign securities, which may include non-U.S. dollar denominated foreign mortgage
securities. In addition, the Fund may invest up to 20% of
its net assets in high-yield, lower-quality securities rated, at the time of purchase, below BBB by Standard & Poor’s, or
Baa by Moody’s, respectively, or, if unrated, deemed to be
of comparable quality by the investment manager. The Fund
may also invest up to 33% of its gross assets in mortgage
dollar rolls. The Fund may invest a small portion of its assets directly in whole mortgage loans.
Manager’s Discussion
Interest-rates continued to decline over the period, reaching a record low in early January 2021 as COVID-19 pandemic
caseloads increased and the economy weakened. However,
by period-end, interest-rates began to climb based on the
anticipation of rising inflation as the economy began a slow recovery, benefited by two rounds of fiscal stimulus over
the period. The 10-year Treasury rose over the six months,
ending the period at 1.74%.
For the Bloomberg Barclays indexes in which the Fund
invests, all sectors posted negative total returns over the
six-month period but outperformed U.S Treasuries, with the
exception of GNMA. Within the agency mortgage-backed
securities (MBS) sector, Fannie Mae (FNMA) and Freddie
Mac (FHLMC) MBS were the best performers, while GNMA
lagged with negative excess returns. Conventional 15-
year MBS outperformed their 30-year counterparts and the
conventional 30-year MBS sector outperformed comparable
30-year GNMA MBS on an excess return basis. Across the
conventional coupon stack, higher coupon 4.5% and 5.0%
coupons were the best performers, while lower coupon
2.0%, and 2.5% coupons lagged.
Fundamentally, the U.S. housing market remains strong
and housing activity firm. The rate selloff toward period-end led to a slight increase in mortgage rates from a record low level reached in January 2021. However, mortgage rates
at close to 3.0% remain historically low and should not
materially impact housing affordability over the near-term.
From a historical perspective, mortgage rates only began
negatively impacting housing affordability and housing
activity prominently in the third quarter and fourth quarter of
2018 when mortgage rates approached 5.0%.
Overall prepayment activity in agency MBS remained
elevated relative to past prepayments waves despite wider
primary and secondary market spreads but forbearance
requests have been declining, which could lead to lower
involuntary prepayments in the coming months. After
the recent selloff in rates, only slightly less than half of the agency MBS universe has an incentive to refinance.
However, refinance applications have remained stubbornly
high, and we believe prepayments should remain
elevated in the coming months. As we progress through
the year and economic activity continues to increase, we
expect prepayments to slow. At the same time, however,

Franklin Strategic Mortgage Portfolio

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Semiannual Report
quantitative easing taper-related discussions should gain
market focus, which could exert pressure on agency MBS
spreads.
Through the end of March 2021, the Federal Reserve
(Fed) had purchased over $1.84 trillion of agency MBS.
Their sizable purchases of agency MBS should continue to
support the market, potentially limiting spread widening and keeping spreads range bound, which could benefit lower
coupons and their mortgage dollar rolls.
In portfolio sector allocation, we maintained our largest
allocations in fixed-rate agency MBS but remained
underweight the sector relative to the benchmark. The
elevated prepayment risk, combined with yield spreads
below their long-term averages, led us to retain our neutral view of the asset class. While we remain neutral, we believe there is room to add MBS on market dips, and the asset
class continues to provide good carry and can benefit
from crossover buying. Within the agency MBS sector, we
favored conventional sectors over GNMA MBS with the
largest allocation in FNMA 30-year securities. The portfolio was positioned up in the coupon holding an underweight
allocation to 1.5% and 2.0% coupons and an overweight in
2.5%, through 3.5% and 4.5% coupons.
The portfolio maintained an overweight allocation to RMBS,
but pared exposure over the period. Our exposure remains
in securities that have significantly deleveraged structures and contain locked-in home equity. Fundamentally, we
expect the U.S. housing sector to remain strong with firm
activity over the near-term and believe RMBS should provide
consistent risk-adjusted returns.
We reduced allocation to CMBS and maintained a cautious
outlook on the sector as downside risks outweigh upside
potential. We remain positioned higher in the capital
structure in transactions with solid credit fundamentals.
Sector allocation to RMBS was the top contributor to
performance, followed by security selection in agency MBS.
Our duration positioning benefited returns. Conversely,
the underweight allocation to agency MBS detracted from
performance.
Thank you for your continued participation in Franklin
Strategic Mortgage Portfolio. We look forward to serving your future investment needs.
Neil Dhruv
David Yuen, CFA, FRM
Paul Varunok
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of March 31, 2021
Franklin Strategic Mortgage Portfolio

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month -0.76% -4.46%
1-Year +1.30% -2.51%
5-Year +10.71% +1.28%
10-Year +33.07% +2.51%
Advisor

6-Month -0.53% -0.53%
1-Year +1.66% +1.66%
5-Year +12.22% +2.33%
10-Year +36.44% +3.16%
30-Day Standardized Yield
8
Share Class
Distribution
Rate
7
(with fee
waiver)
(without fee
waiver)
A 1.52% 1.36% 1.11%
Advisor 1.83% 1.66% 1.41%
See page 7 for Performance Summary footnotes.

Franklin Strategic Mortgage Portfolio
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest rate movements and mortgage prepayments. During periods of declining interest rates, principal prepayments tend to increase as borrowers refinance their mortgages at lower rates; therefore the Fund may be forced to reinvest returned principal at lower interest rates, reducing income. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may be affected by issuers that fail to make interest payments and repay principal when due. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 1/31/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Performance quotations for Class A shares reflect the following methods of calculation: (a) For periods prior to 2/1/12, a restated figure is used based on Class A1 perfor-
mance and including the Class A Rule 12b-1 fee, and (b) for periods after 2/1/12, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Effective 2/1/12, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 fee. Performance quotations for this class reflect the fol-
lowing methods of calculation: (a) For periods prior to 2/1/12, a restated figure is used based on the Fund’s oldest share class, Class A1, excluding the effect of its maximum initial sales charge; and (b) for periods after 2/1/12, actual Advisor Class performance is used, reflecting all charges and fees applicable to that class.
7. Distribution rate is based on an annualization of the sum of distributions per share for the 31 days of March and the maximum offering price (NAV for Advisor Class) on
3/31/21.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/20–3/31/21)
Share Class
Net Investment
Income
A $0.069356
A1 $0.080940
C $0.050861
R6 $0.086976
Advisor $0.080987
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.01% 1.31%
Advisor 0.76% 1.06%

Your Fund’s Expenses
Franklin Strategic Mortgage Portfolio

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/20
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1,2
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $992.35 $4.94 $1,019.97 $5.01 0.99%
A1 $1,000 $994.67 $3.71 $1,021.22 $3.76 0.75%
C $1,000 $990.38 $6.92 $1,017.98 $7.02 1.40%
R6 $1,000 $996.39 $3.08 $1,021.85 $3.12 0.62%
Advisor $1,000 $994.67 $3.72 $1,021.21 $3.76 0.75%

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.31 $9.25 $8.93 $9.34 $9.57 $9.49
Income from investment operations
a
:
Net investment income .............. 0.015
b
0.188 0.267 0.243
b
0.147 0.144
Net realized and unrealized gains (losses) (0.086) 0.090 0.355 (0.359) (0.106) 0.135
Total from investment operations ........ (0.071) 0.278 0.622 (0.116) 0.041 0.279
Less distributions from:
Net investment income .............. (0.069) (0.218) (0.302) (0.294) (0.267) (0.199)
Tax return of capital ................ — — — — (0.004) —
Total distributions ................... (0.069) (0.218) (0.302) (0.294) (0.271) (0.199)
Net asset value, end of period .......... $9.17 $9.31 $9.25 $8.93 $9.34 $9.57
Total return
c
....................... (0.76)% 3.05% 7.08% (1.25)% 0.45% 2.98%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.21% 1.31% 1.24% 1.21% 1.17% 1.00%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.99% 1.00% 1.00% 1.06% 1.16% 0.99%
Net investment income ............... 0.32% 1.85% 2.93% 2.67% 1.82% 1.47%
Supplemental data
Net assets, end of period (000’s) ........ $23,767 $24,153 $18,313 $16,303 $21,143 $34,191
Portfolio turnover rate ................ 157.46% 249.94% 223.36% 243.65% 244.09% 551.77%
Portfolio turnover rate excluding mortgage
dollar rolls
f
........................ 55.46% 187.45% 139.83% 153.69% 111.62% 185.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(e) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.31 $9.25 $8.94 $9.35 $9.58 $9.49
Income from investment operations
a
:
Net investment income .............. 0.026
b
0.191 0.285 0.268
b
0.177 0.160
Net realized and unrealized gains (losses) (0.075) 0.110 0.349 (0.360) (0.113) 0.153
Total from investment operations ........ (0.049) 0.301 0.634 (0.092) 0.064 0.313
Less distributions from:
Net investment income .............. (0.081) (0.241) (0.324) (0.318) (0.289) (0.223)
Tax return of capital ................ — — — — (0.005) —
Total distributions ................... (0.081) (0.241) (0.324) (0.318) (0.294) (0.223)
Net asset value, end of period .......... $9.18 $9.31 $9.25 $8.94 $9.35 $9.58
Total return
c
....................... (0.53)% 3.30% 7.22% (1.00)% 0.70% 3.34%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.96% 1.05% 0.99% 0.96% 0.92% 0.75%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.75% 0.75% 0.75% 0.81% 0.91% 0.74%
Net investment income ............... 0.57% 2.14% 3.18% 2.92% 2.07% 1.72%
Supplemental data
Net assets, end of period (000’s) ........ $26,065 $27,530 $29,286 $32,802 $40,844 $53,432
Portfolio turnover rate ................ 157.46% 249.94% 223.36% 243.65% 244.09% 551.77%
Portfolio turnover rate excluding mortgage
dollar rolls
f
........................ 55.46% 187.45% 139.83% 153.69% 111.62% 185.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(e) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.31 $9.25 $8.93 $9.34 $9.57 $9.49
Income from investment operations
a
:
Net investment income (loss) ......... (0.004)
b
0.138 0.230 0.207
b
0.112 0.112
Net realized and unrealized gains (losses) (0.085) 0.103 0.355 (0.359) (0.109) 0.130
Total from investment operations ........ (0.089) 0.241 0.585 (0.152) 0.003 0.242
Less distributions from:
Net investment income .............. (0.051) (0.181) (0.265) (0.258) (0.229) (0.162)
Tax return of capital ................ — — — — (0.004) —
Total distributions ................... (0.051) (0.181) (0.265) (0.258) (0.233) (0.162)
Net asset value, end of period .......... $9.17 $9.31 $9.25 $8.93 $9.34 $9.57
Total return
c
....................... (0.96)% 2.64% 6.65% (1.64)% 0.06% 2.57%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.62% 1.70% 1.64% 1.61% 1.57% 1.40%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.40% 1.40% 1.40% 1.46% 1.56% 1.39%
Net investment income (loss) .......... (0.08)% 1.47% 2.53% 2.27% 1.42% 1.07%
Supplemental data
Net assets, end of period (000’s) ........ $3,591 $3,960 $3,843 $4,513 $6,308 $9,468
Portfolio turnover rate ................ 157.46% 249.94% 223.36% 243.65% 244.09% 551.77%
Portfolio turnover rate excluding mortgage
dollar rolls
f
........................ 55.46% 187.45% 139.83% 153.69% 111.62% 185.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(e) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
Period Ended
September 30,
2017
a
2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $9.29 $9.24 $8.92 $9.33 $9.38
Income from investment operations
b
:
Net investment income .......................... 0.033
c
0.222 0.296 0.282
c
0.003
Net realized and unrealized gains (losses) ........... (0.076) 0.081 0.360 (0.363) (0.002)
Total from investment operations .................... (0.043) 0.303 0.656 (0.081) 0.001
Less distributions from:
Net investment income .......................... (0.087) (0.253) (0.336) (0.329) (0.050)
Tax return of capital ............................ — — — — (0.001)
Total distributions ............................... (0.087) (0.253) (0.336) (0.329) (0.051)
Net asset value, end of period ...................... $9.16 $9.29 $9.24 $8.92 $9.33
Total return
d
................................... (0.36)% 3.33% 7.49% (0.87)% 0.01%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 0.97% 1.07% 1.00% 1.01% 1.83%
Expenses net of waiver and payments by affiliates
f
...... 0.62% 0.62% 0.62% 0.69% 0.75%
Net investment income ........................... 0.70% 2.17% 3.31% 3.04% 2.23%
Supplemental data
Net assets, end of period (000’s) .................... $493 $559 $383 $432 $5
Portfolio turnover rate ............................ 157.46% 249.94% 223.36% 243.65% 244.09%
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 55.46% 187.45% 139.83% 153.69% 111.62%
a
For the period August 1, 2017 (effective date) to September 30, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.
g
See Note 1(e) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.30 $9.24 $8.93 $9.33 $9.57 $9.48
Income from investment operations
a
:
Net investment income .............. 0.026
b
0.192 0.284 0.268
b
0.187 0.146
Net realized and unrealized gains (losses) (0.075) 0.109 0.350 (0.351) (0.133) 0.166
Total from investment operations ........ (0.049) 0.301 0.634 (0.083) 0.054 0.312
Less distributions from:
Net investment income .............. (0.081) (0.241) (0.324) (0.317) (0.289) (0.222)
Tax return of capital ................ — — — — (0.005) —
Total distributions ................... (0.081) (0.241) (0.324) (0.317) (0.294) (0.222)
Net asset value, end of period .......... $9.17 $9.30 $9.24 $8.93 $9.33 $9.57
Total return
c
....................... (0.53)% 3.30% 7.23% (1.00)% 0.70% 3.34%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.97% 1.05% 0.99% 0.96% 0.92% 0.75%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.75% 0.75% 0.75% 0.81% 0.91% 0.74%
Net investment income ............... 0.57% 2.14% 3.18% 2.92% 2.07% 1.72%
Supplemental data
Net assets, end of period (000’s) ........ $8,701 $9,609 $10,907 $6,574 $7,632 $8,264
Portfolio turnover rate ................ 157.46% 249.94% 223.36% 243.65% 244.09% 551.77%
Portfolio turnover rate excluding mortgage
dollar rolls
f
........................ 55.46% 187.45% 139.83% 153.69% 111.62% 185.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(e) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited), March 31, 2021
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Equity Real Estate Investment Trusts (REITs) 0.2%
American Homes 4 Rent LP , Senior Note , 4.25% , 2/15/28 .....................
$ 100,000 $ 109,765
Insurance 0.0%
†
a,b
Ambac Assurance Corp. , Sub. Bond , 144A, 5.1% , Perpetual ................... 237 326
b,c
Ambac LSNI LLC , Senior Note , 144A, FRN , 6% , ( 3-month USD LIBOR + 5% ), 2/12/23 861 864
1,190
Total Corporate Bonds (Cost $100,689) ........................................
110,955
U.S. Government and Agency Securities 0.8%
U.S. Treasury Bonds ,
4.75%, 2/15/37 ................................................... 225,000 307,819
4.25%, 11/15/40 ................................................... 131,000 173,378
Total U.S. Government and Agency Securities (Cost $466,767) ....................
481,197
Asset-Backed Securities 4.8%
Diversified Financial Services 4.5%
b
American Homes 4 Rent Trust , 2015-SFR1 , A , 144A, 3.467% , 4/17/52 ...........
143,512 153,774
b
CF Hippolyta LLC ,
2020-1, A1, 144A, 1.69%, 7/15/60 ..................................... 114,525 115,530
2021-1A, A1, 144A, 1.53%, 3/15/61 .................................... 100,000 99,771
d
CWABS, Inc. , 2004-1 , M1 , FRN , 0.859% , ( 1-month USD LIBOR + 0.75% ), 3/25/34 ..
24,079 24,044
b
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 .................
149,669 148,415
b,d
Invitation Homes Trust , 2018-SFR4 , A , 144A, FRN , 1.208% , ( 1-month USD LIBOR +
1.1% ), 1/17/38 .................................................... 177,289 178,137
b,e
Mill City Mortgage Loan Trust ,
2016-1, A1, 144A, FRN, 2.5%, 4/25/57 .................................. 31,108 31,377
2018-2, A1, 144A, FRN, 3.5%, 5/25/58 .................................. 116,024 119,556
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................................. 86,533 89,324
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................................. 155,363 162,794
b
Progress Residential Trust , 2018-SFR2 , A , 144A, 3.712% , 8/17/35 ..............
200,000 201,469
e
RASC Trust , 2004-KS8 , AI6 , FRN , 4.79% , 9/25/34 ...........................
12 12
b
Towd Point Mortgage Trust ,
e
2015-2, 1A12, 144A, FRN, 2.75%, 11/25/60 .............................. 37,551 37,622
e
2016-1, A1, 144A, FRN, 3.5%, 2/25/55 .................................. 36,597 36,906
e
2016-3, A1, 144A, FRN, 2.25%, 4/25/56 ................................. 60,542 61,051
e
2016-4, A1, 144A, FRN, 2.25%, 7/25/56 ................................. 87,333 88,156
e
2016-5, A1, 144A, FRN, 2.5%, 10/25/56 ................................. 195,005 198,891
e
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 ................................ 142,416 144,918
d
2017-5, A1, 144A, FRN, 0.709%, (1-month USD LIBOR + 0.6%), 2/25/57 ........ 42,069 42,090
e
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................................. 38,250 38,870
e
2017-4, A1, 144A, FRN, 2.75%, 6/25/57 ................................. 186,025 192,093
e
2018-1, A1, 144A, FRN, 3%, 1/25/58 ................................... 49,937 51,491
e
2018-2, A1, 144A, FRN, 3.25%, 3/25/58 ................................. 112,902 117,855
e
2019-1, A1, 144A, FRN, 3.735%, 3/25/58 ................................ 198,169 210,240
e
2018-6, A1A, 144A, FRN, 3.75%, 3/25/58 ................................ 90,089 93,675
e
2015-3, A1B, 144A, FRN, 3%, 3/25/54 .................................. 2,309 2,311
e
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................................. 165,000 175,117
2,815,489
a a a a a
Thrifts & Mortgage Finance 0.3%
e
Conseco Finance Corp. ,
1998-4, A7, FRN, 6.87%, 4/01/30 ...................................... 14,238 14,495
1998-6, A8, FRN, 6.66%, 6/01/30 ...................................... 12,392 12,471

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Asset-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
e
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% , 3/01/33 .......
$ 182,418 $ 192,258
219,224
a a a a a
Total Asset-Backed Securities (Cost $2,970,641) ................................
3,034,713
Commercial Mortgage-Backed Securities 1.6%
Diversified Financial Services 1.5%
b,f
Anthracite Ltd. , 2004-HY1A , E , 144A, 7.147% , 6/20/41 .......................
1,598,000 24
b,d
BX Commercial Mortgage Trust ,
2020-FOX, A, 144A, FRN, 1.106%, (1-month USD LIBOR + 1%), 11/15/32 ....... 165,000 165,525
2018-IND, A, 144A, FRN, 0.856%, (1-month USD LIBOR + 0.75%), 11/15/35 ..... 45,740 45,796
2019-XL, A, 144A, FRN, 1.026%, (1-month USD LIBOR + 0.92%), 10/15/36 ...... 159,887 160,182
2020-BXLP, A, 144A, FRN, 0.906%, (1-month USD LIBOR + 0.8%), 12/15/36 ..... 199,595 199,924
b,d
Cold Storage Trust , 2020-ICE5 , A , 144A, FRN , 1.006% , ( 1-month USD LIBOR + 0.9% ),
11/15/37 ........................................................ 324,387 325,340
e
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 5.61% , 7/10/38 ...............
39,434 35,501
932,292
a a a a a
Thrifts & Mortgage Finance 0.1%
d
FNMA , 2007-1 , NF , FRN , 0.359% , ( 1-month USD LIBOR + 0.25% ), 2/25/37 ........
53,713 53,811
Total Commercial Mortgage-Backed Securities (Cost $1,032,362) .................
986,103
Mortgage-Backed Securities 78.6%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 14.8%
FHLMC Gold Pools, 30 Year, 4.5%, 4/01/40 ................................ 309,459 347,438
FHLMC Gold Pools, 30 Year, 4.5%, 1/01/49 ................................ 584,693 654,195
FHLMC Gold Pools, 30 Year, 5%, 10/01/33 - 2/01/39 ......................... 208,231 240,251
FHLMC Gold Pools, 30 Year, 5.5%, 9/01/33 ................................ 21,090 24,410
FHLMC Gold Pools, 30 Year, 6%, 7/01/28 - 11/01/36 ......................... 62,530 72,998
FHLMC Gold Pools, 30 Year, 6.5%, 11/01/27 - 7/01/32 ........................ 31,957 35,926
FHLMC Gold Pools, 30 Year, 7.5%, 1/01/26 - 3/01/32 ........................ 54,795 57,729
FHLMC Gold Pools, 30 Year, 8%, 7/01/24 - 5/01/30 .......................... 78,095 82,031
FHLMC Gold Pools, 30 Year, 9%, 9/01/30 ................................. 6,447 6,475
FHLMC Gold Pools, 30 Year, 9.5%, 8/01/21 ................................ 11 10
FHLMC Pool, 30 Year, 2.5%, 10/01/50 .................................... 2,050,494 2,112,824
FHLMC Pool, 30 Year, 3%, 2/01/50 ...................................... 462,277 488,999
FHLMC Pool, 30 Year, 3%, 5/01/50 ...................................... 1,209,915 1,279,882
FHLMC Pool, 30 Year, 3%, 8/01/50 ...................................... 883,621 940,386
FHLMC Pool, 30 Year, 3.5%, 7/01/49 ..................................... 1,674,554 1,797,082
FHLMC Pool, 30 Year, 4%, 5/01/50 ...................................... 139,496 152,346
FHLMC Pool, 30 Year, 4.5%, 10/01/48 .................................... 892,376 988,270
9,281,252
g
Federal National Mortgage Association (FNMA) Adjustable Rate 0.9%
FNMA, 1.367% - 4.75%, (6-month USD LIBOR +/- MBS Margin), 3/01/22 - 7/01/38 .. 587,463 590,400
590,400
Federal National Mortgage Association (FNMA) Fixed Rate 56.7%
FNMA, 3.5%, 7/01/56 ................................................ 765,508 840,217
FNMA, 15 Year, 2.5%, 3/01/29 ......................................... 423,248 441,597
FNMA, 30 Year, 2.5%, 9/01/50 ......................................... 2,167,495 2,234,492
FNMA, 30 Year, 2.5%, 9/01/50 ......................................... 2,148,635 2,223,184
FNMA, 30 Year, 2.5%, 10/01/50 ......................................... 876,832 902,740
FNMA, 30 Year, 3%, 11/01/48 .......................................... 2,391,730 2,514,164

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 3%, 9/01/49 ........................................... $ 402,869 $ 424,937
FNMA, 30 Year, 3%, 9/01/49 ........................................... 416,757 439,195
FNMA, 30 Year, 3%, 3/01/50 ........................................... 569,492 598,806
FNMA, 30 Year, 3%, 7/01/50 ........................................... 596,876 627,324
FNMA, 30 Year, 3%, 7/01/50 ........................................... 1,240,466 1,317,932
FNMA, 30 Year, 3%, 8/01/50 ........................................... 736,978 780,220
FNMA, 30 Year, 3%, 9/01/50 ........................................... 725,408 766,641
FNMA, 30 Year, 3%, 9/01/50 ........................................... 713,931 757,083
FNMA, 30 Year, 3.5%, 11/01/46 ......................................... 560,623 608,227
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... 1,856,872 1,988,971
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... 605,402 649,234
FNMA, 30 Year, 3.5%, 9/01/49 ......................................... 1,714,392 1,823,843
FNMA, 30 Year, 3.5%, 1/01/50 ......................................... 424,223 456,301
FNMA, 30 Year, 3.5%, 2/01/50 ......................................... 396,636 425,311
FNMA, 30 Year, 3.5%, 4/01/50 ......................................... 540,791 583,028
FNMA, 30 Year, 3.5%, 11/01/50 ......................................... 369,911 397,991
FNMA, 30 Year, 4%, 11/01/45 .......................................... 3,118,285 3,426,302
h
FNMA, 30 Year, 4%, 9/01/49 ........................................... 1,051,364 1,147,616
FNMA, 30 Year, 4.5%, 11/01/47 ......................................... 844,146 935,226
FNMA, 30 Year, 5%, 4/01/34 ........................................... 71,262 79,644
FNMA, 30 Year, 5.5%, 9/01/33 - 11/01/35 ................................. 610,829 697,102
FNMA, 30 Year, 6%, 10/01/34 .......................................... 268,657 321,193
FNMA, 30 Year, 6%, 12/01/23 - 8/01/35 ................................... 390,445 453,294
FNMA, 30 Year, 6.5%, 12/01/27 - 8/01/32 ................................. 294,151 333,023
FNMA, 30 Year, 7.5%, 8/01/25 - 5/01/32 .................................. 12,742 14,932
FNMA, 30 Year, 8%, 1/01/25 - 7/01/31 .................................... 19,993 23,133
FNMA, 30 Year, 8.5%, 11/01/28 ......................................... 2,594 2,605
FNMA, 30 Year, 9%, 8/01/24 - 4/01/25 .................................... 613 665
FNMA, 30 Year, 9.5%, 11/01/21 - 4/01/30 ................................. 23,045 23,519
h,i
FNMA, Single-family, 15 Year, 2%, 4/25/36 ................................ 4,656,000 4,778,688
h,i
FNMA, Single-family, 30 Year, 2%, 4/25/51 ................................ 1,400,000 1,397,484
35,435,864
Government National Mortgage Association (GNMA) Fixed Rate 6.2%
GNMA I, 30 Year, 7%, 11/15/29 ......................................... 1,841 2,166
GNMA I, 30 Year, 8%, 11/15/25 - 12/15/26 ................................. 6,525 7,097
GNMA I, Single-family, 30 Year, 6.5%, 1/15/24 - 9/15/32 ...................... 60,915 68,075
GNMA I, Single-family, 30 Year, 7%, 6/15/23 - 2/15/32 ........................ 13,555 13,956
GNMA I, Single-family, 30 Year, 7.5%, 10/15/23 - 10/15/29 ..................... 18,147 19,013
GNMA I, Single-family, 30 Year, 8%, 1/15/22 - 9/15/27 ........................ 3,479 3,562
GNMA I, Single-family, 30 Year, 8.5%, 7/15/24 .............................. 49 49
h,i
GNMA II, Single-family, 30 Year, 2%, 4/15/51 ............................... 1,098,000 1,108,723
GNMA II, Single-family, 30 Year, 2.5%, 10/20/50 ............................ 981,356 1,013,569
h,i
GNMA II, Single-family, 30 Year, 2.5%, 4/15/51 ............................. 1,441,000 1,486,932
GNMA II, Single-family, 30 Year, 6.5%, 1/20/26 - 1/20/33 ...................... 91,250 106,206
GNMA II, Single-family, 30 Year, 7.5%, 11/20/22 - 7/20/32 ..................... 51,218 59,701
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ............................... 43 48
GNMA II, Single-family, 30 Year, 9%, 12/20/21 - 3/20/25 ...................... 232 237
3,889,334
Total Mortgage-Backed Securities (Cost $48,766,297) ............................
49,196,850
Residential Mortgage-Backed Securities 9.3%
Capital Markets 0.1%
d
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 0.849% , ( 1-month USD
LIBOR + 0.74% ), 3/25/28 ............................................ 55,402 54,781

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Diversified Financial Services 1.8%
d
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN , 2.204% , ( 6-month USD
LIBOR + 2% ), 6/25/45 .............................................. $ 53,109 $ 54,669
b
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ..................................... 68,993 71,057
e
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................................. 95,499 99,803
b
CIM Trust ,
e
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 ................................ 61,166 62,370
d
2019-INV2, A11, 144A, FRN, 1.068%, (1-month USD LIBOR + 0.95%), 5/25/49 ... 156,129 156,282
e
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 ................................ 98,361 100,961
e
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 ................................ 59,384 60,856
b,e
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 .............
8,043 8,095
b,e
CSMC Trust , 2014-OAK1 , 1A1 , 144A, FRN , 3% , 11/25/29 .....................
57,618 58,982
b,e
Flagstar Mortgage Trust , 2018-6RR , 1A3 , 144A, FRN , 4% , 10/25/48 .............
15,509 15,554
b,e
J.P. Morgan Mortgage Trust , 2013-3 , A3 , 144A, FRN , 3.384% , 7/25/43 ...........
102,592 105,518
b,d
OBX Trust , 2018-1 , A2 , 144A, FRN , 0.759% , ( 1-month USD LIBOR + 0.65% ), 6/25/57
56,652 56,836
b,e
Provident Funding Mortgage Trust ,
2019-1, A3, 144A, FRN, 3%, 12/25/49 .................................. 16,372 16,434
2020-1, A3, 144A, FRN, 3%, 2/25/50 ................................... 26,302 26,414
b,e
Sequoia Mortgage Trust ,
2021-1, A1, 144A, FRN, 2.5%, 3/25/51 .................................. 200,555 203,201
2016-2, A4, 144A, FRN, 3.5%, 8/25/46 .................................. 46,725 46,865
b,e
Wells Fargo Mortgage Backed Securities Trust , 2018-1 , A3 , 144A, FRN , 3.5% , 7/25/47
18,741 18,819
1,162,716
a a a a a
Thrifts & Mortgage Finance 7.4%
d
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.359%, (1-month USD LIBOR + 4.25%), 11/25/23 ........ 140,886 141,002
2017-DNA1, M2, FRN, 3.359%, (1-month USD LIBOR + 3.25%), 7/25/29 ........ 237,953 245,518
2017-HQA1, M2, FRN, 3.659%, (1-month USD LIBOR + 3.55%), 8/25/29 ........ 211,083 217,405
2017-DNA2, M2, FRN, 3.559%, (1-month USD LIBOR + 3.45%), 10/25/29 ....... 250,000 260,223
2017-DNA3, M2, FRN, 2.609%, (1-month USD LIBOR + 2.5%), 3/25/30 ......... 250,000 255,865
2017-HQA3, M2, FRN, 2.459%, (1-month USD LIBOR + 2.35%), 4/25/30 ........ 180,893 183,983
2014-DN2, M3, FRN, 3.709%, (1-month USD LIBOR + 3.6%), 4/25/24 .......... 213,729 213,475
2014-DN3, M3, FRN, 4.109%, (1-month USD LIBOR + 4%), 8/25/24 ........... 85,817 87,424
2014-HQ1, M3, FRN, 4.209%, (1-month USD LIBOR + 4.1%), 8/25/24 .......... 66,927 67,888
2014-DN4, M3, FRN, 4.659%, (1-month USD LIBOR + 4.55%), 10/25/24 ........ 153,834 157,194
2014-HQ3, M3, FRN, 4.859%, (1-month USD LIBOR + 4.75%), 10/25/24 ........ 46,751 47,418
2015-DN1, M3, FRN, 4.259%, (1-month USD LIBOR + 4.15%), 1/25/25 ......... 11,847 11,853
2015-HQ2, M3, FRN, 3.359%, (1-month USD LIBOR + 3.25%), 5/25/25 ......... 191,051 194,645
2016-DNA2, M3, FRN, 4.759%, (1-month USD LIBOR + 4.65%), 10/25/28 ....... 172,541 181,289
2016-HQA2, M3, FRN, 5.259%, (1-month USD LIBOR + 5.15%), 11/25/28 ....... 212,876 222,659
2016-DNA4, M3, FRN, 3.909%, (1-month USD LIBOR + 3.8%), 3/25/29 ......... 236,395 246,679
d
FNMA Connecticut Avenue Securities ,
2014-C04, 1M2, FRN, 5.009%, (1-month USD LIBOR + 4.9%), 11/25/24 ......... 140,977 145,775
2015-C01, 1M2, FRN, 4.409%, (1-month USD LIBOR + 4.3%), 2/25/25 ......... 189,362 192,347
2016-C04, 1M2, FRN, 4.359%, (1-month USD LIBOR + 4.25%), 1/25/29 ........ 205,092 214,199
2017-C05, 1M2, FRN, 2.309%, (1-month USD LIBOR + 2.2%), 1/25/30 ......... 180,527 183,010
2017-C06, 1M2, FRN, 2.759%, (1-month USD LIBOR + 2.65%), 2/25/30 ........ 184,368 186,666
2014-C02, 2M2, FRN, 2.709%, (1-month USD LIBOR + 2.6%), 5/25/24 ......... 164,568 166,149
2014-C03, 2M2, FRN, 3.009%, (1-month USD LIBOR + 2.9%), 7/25/24 ......... 78,224 79,175
2015-C01, 2M2, FRN, 4.659%, (1-month USD LIBOR + 4.55%), 2/25/25 ........ 26,944 27,047
2016-C05, 2M2, FRN, 4.559%, (1-month USD LIBOR + 4.45%), 1/25/29 ........ 97,632 101,956
2017-C02, 2M2, FRN, 3.759%, (1-month USD LIBOR + 3.65%), 9/25/29 ........ 185,968 191,714
2013-C01, M2, FRN, 5.359%, (1-month USD LIBOR + 5.25%), 10/25/23 ........ 151,040 156,050

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
d
FNMA Connecticut Avenue Securities, (continued)
2014-C01, M2, FRN, 4.509%, (1-month USD LIBOR + 4.4%), 1/25/24 .......... $ 148,406 $ 152,261
b
Virginia Housing Development Authority , 2020-A , A , 144A, 2.85% , 12/25/49 ........
84,134 86,852
4,617,721
a a a a a
Total Residential Mortgage-Backed Securities (Cost $5,914,291) ..................
5,835,218
Total Long Term Investments (Cost $59,251,047) ................................
59,645,036
a
a a a a
Short Term Investments 20.6%
U.S. Government and Agency Securities 3.7%
j
U.S. Treasury Bills, 4/29/21 ............................................ 2,300,000 2,299,991
Total U.S. Government and Agency Securities (Cost $2,299,905) ..................
2,299,991
Shares
a
Money Market Funds 5.0%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 3,128,452 3,128,452
Total Money Market Funds (Cost $3,128,452) ...................................
3,128,452
Principal Amount
Repurchase Agreements 11.9%
m
Joint Repurchase Agreement, 0.004%, 4/01/21 (Maturity Value $7,442,185)
BNP Paribas Securities Corp. (Maturity Value $4,339,389)
Deutsche Bank Securities, Inc. (Maturity Value $1,041,534)
HSBC Securities (USA), Inc. (Maturity Value $2,061,262)
Collateralized by U.S. Government Agency Securities, 2.25% - 5%, 9/20/42 - 3/15/56;
U.S. Treasury Bonds, 6.25% - 8.13%, 5/15/21 - 2/15/25; and U.S. Treasury Note,
1.63%, 11/15/22 (valued at $7,594,584) ................................. 7,442,184 7,442,184
Total Repurchase Agreements (Cost $7,442,184) ................................
7,442,184
Total Short Term Investments (Cost $12,870,541 ) ................................
12,870,627
a
Total Investments (Cost $72,121,588) 115.9% ...................................
$72,515,663
Other Assets, less Liabilities (15.9)% ..........................................
(9,898,792)
Net Assets 100.0% ...........................................................
$62,616,871
†
Rounds to less than 0.1% of net assets.
a
Perpetual security with no stated maturity date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $4,884,313, representing 7.7% of net assets.
c
The coupon rate shown represents the rate at period end.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
f
See Note 7 regarding defaulted securities.
g
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(d).
See Abbreviations on page 33 .
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
i
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
j
The security was issued on a discount basis with no stated coupon rate.
k
See Note 3(f) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
See Note 1(b) regarding joint repurchase agreement.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 15 $ 1,964,062 6/21/21 $ 44,933
U.S. Treasury 10 Year Ultra Notes ................ Long 8 1,149,500 6/21/21 (40,089)
U.S. Treasury 2 Year Notes ..................... Long 7 1,545,086 6/30/21 (1,336)
U.S. Treasury 5 Year Notes ..................... Long 23 2,838,164 6/30/21 (25,216)
U.S. Treasury Long Bonds ..................... Long 4 618,375 6/21/21 (8,881)
U.S. Treasury Ultra Bonds ...................... Short 2 362,438 6/21/21 15,153
Total Futures Contracts ...................................................................... $(15,436)
*
As of period end.

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Assets and Liabilities
March 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Strategic
Mortgage
Portfolio
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $61,550,952
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 3,128,452
Cost - Unaffiliated repurchase agreements ...................................................... 7,442,184
Value - Unaffiliated issuers .................................................................. $61,945,027
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 3,128,452
Value - Unaffiliated repurchase agreements ...................................................... 7,442,184
Receivables:
Capital shares sold ........................................................................ 68,958
Interest ................................................................................. 121,970
Deposits with brokers for:
Futures contracts ........................................................................ 31,426
Total assets .......................................................................... 72,738,017
Liabilities:
Payables:
Investment securities purchased .............................................................. 9,949,427
Capital shares redeemed ................................................................... 76,413
Management fees ......................................................................... 15,754
Distribution fees .......................................................................... 7,120
Transfer agent fees ........................................................................ 14,008
Distributions to shareholders ................................................................. 5,104
Variation margin on futures contracts ........................................................... 2,329
Accrued expenses and other liabilities ........................................................... 50,991
Total liabilities ......................................................................... 10,121,146
Net assets, at value ................................................................. $62,616,871
Net assets consist of:
Paid-in capital ............................................................................. $65,952,659
Total distributable earnings (losses) ............................................................. (3,335,788)
Net assets, at value ................................................................. $62,616,871

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Strategic
Mortgage
Portfolio
Class A:
Net assets, at value ....................................................................... $23,766,908
Shares outstanding ........................................................................ 2,590,760
Net asset value per share
a
.................................................................. $9.17
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $9.53
Class A1:
Net assets, at value ....................................................................... $26,065,371
Shares outstanding ........................................................................ 2,839,818
Net asset value per share
a
.................................................................. $9.18
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $9.54
Class C:
Net assets, at value ....................................................................... $3,590,670
Shares outstanding ........................................................................ 391,391
Net asset value and maximum offering price per share
a
............................................. $9.17
Class R6:
Net assets, at value ....................................................................... $493,010
Shares outstanding ........................................................................ 53,821
Net asset value and maximum offering price per share ............................................. $9.16
Advisor Class:
Net assets, at value ....................................................................... $8,700,912
Shares outstanding ........................................................................ 949,221
Net asset value and maximum offering price per share ............................................. $9.17
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Operations
for the six months ended March 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Strategic
Mortgage
Portfolio
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $25
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... (339,468)
Paid in cash ............................................................................ 762,416
Total investment income ................................................................... 422,973
Expenses:
Management fees (Note 3 a ) ................................................................... 128,485
Distribution fees: (Note 3c )
    Class A ................................................................................ 30,792
    Class C ................................................................................ 12,700
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 19,524
    Class A1 ............................................................................... 21,054
    Class C ................................................................................ 3,103
    Class R6 ............................................................................... 433
    Advisor Class ............................................................................ 6,831
Custodian fees (Note 4 ) ...................................................................... 408
Reports to shareholders ...................................................................... 11,744
Registration and filing fees .................................................................... 48,633
Professional fees ........................................................................... 53,085
Trustees' fees and expenses .................................................................. 550
Other .................................................................................... 15,806
Total expenses ......................................................................... 353,148
Expense reductions (Note 4 ) ............................................................... (1)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (70,661)
Net expenses ......................................................................... 282,486
Net investment income ................................................................ 140,487
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (168,743)
Futures contracts ......................................................................... 195,166
TBA sale commitments ..................................................................... 49,656
Net realized gain (loss) .................................................................. 76,079
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (596,301)
Futures contracts ......................................................................... (10,013)
Net change in unrealized appreciation (depreciation) ............................................ (606,314)
Net realized and unrealized gain (loss) ............................................................ (530,235)
Net increase (decrease) in net assets resulting from operations .......................................... $(389,748)

Franklin Strategic Mortgage Portfolio
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Strategic Mortgage Portfolio
Six Months Ended
March 31, 2021
(unaudited)
Year Ended
September 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $140,487 $1,465,728
Net realized gain (loss) ................................................. 76,079 628,981
Net change in unrealized appreciation (depreciation) ........................... (606,314) (186,481)
Net increase (decrease) in net assets resulting from operations ................ (389,748) 1,908,228
Distributions to shareholders:
Class A ............................................................. (184,500) (467,449)
Class A1 ............................................................ (231,704) (733,773)
Class C ............................................................. (21,409) (76,504)
Class R6 ............................................................ (4,962) (14,155)
Advisor Class ........................................................ (74,943) (264,418)
Total distributions to shareholders .......................................... (517,518) (1,556,299)
Capital share transactions: (Note 2 )
Class A ............................................................. (38,536) 5,713,303
Class A1 ............................................................ (1,086,862) (1,919,968)
Class C ............................................................. (316,200) 91,588
Class R6 ............................................................ (58,542) 167,731
Advisor Class ........................................................ (785,872) (1,326,727)
Total capital share transactions ............................................ (2,286,012) 2,725,927
Net increase (decrease) in net assets ................................... (3,193,278) 3,077,856
Net assets:
Beginning of period ..................................................... 65,810,149 62,732,293
End of period .......................................................... $62,616,871 $65,810,149

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Strategic Mortgage Portfolio (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
one fund, Franklin Strategic Mortgage Portfolio (Fund) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). The Fund offers five classes of shares: Class A,
Class A1, Class C, Class R6 and Advisor Class. Class C
shares automatically convert to Class A shares after they
have been held for 10 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Statement of Investments,
had been entered into on March 31, 2021.
c. Securities Purchased on a Delayed Delivery and
TBA Basis
The Fund purchases securities on a delayed delivery and
to-be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
See Note 9 regarding other derivative information.
e. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
f. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2021, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately in the Statement of Operations.
Dividends from net investment income are normally declared
daily; these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
f. Income Taxes
(continued)

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i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
March 31, 2021
Year Ended
September 30, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 476,204 $4,424,423 1,217,338 $11,282,025
Shares issued in reinvestment of distributions .......... 19,208 178,084 48,077 445,344
Shares redeemed ............................... (499,870) (4,641,043) (650,222) (6,014,066)
Net increase (decrease) .......................... (4,458) $(38,536) 615,193 $5,713,303
Class A1 Shares:
Shares sold ................................... 143,329 $1,330,979 227,011 $2,109,187
Shares issued in reinvestment of distributions .......... 23,606 218,980 74,833 693,377
Shares redeemed ............................... (283,613) (2,636,821) (510,027) (4,722,532)
Net increase (decrease) .......................... (116,678) $(1,086,862) (208,183) $(1,919,968)
Class C Shares:
Shares sold ................................... 51,786 $481,512 178,031 $1,646,733
Shares issued in reinvestment of distributions .......... 2,279 21,133 7,919 73,342
Shares redeemed
a
.............................. (88,094) (818,845) (176,057) (1,628,487)
Net increase (decrease) .......................... (34,029) $(316,200) 9,893 $91,588
Class R6 Shares:
Shares sold ................................... 5,408 $50,218 54,969 $504,354
Shares issued in reinvestment of distributions .......... 536 4,962 1,529 14,153
Shares redeemed ............................... (12,240) (113,722) (37,825) (350,776)
Net increase (decrease) .......................... (6,296) $(58,542) 18,673 $167,731
Advisor Class Shares:
Shares sold ................................... 129,786 $1,200,724 494,956 $4,579,523
Shares issued in reinvestment of distributions .......... 7,247 67,142 27,704 256,284
Shares redeemed ............................... (221,049) (2,053,738) (669,850) (6,162,534)
Net increase (decrease) .......................... (84,016) $(785,872) (147,190) $(1,326,727)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended March 31, 2021, the annualized gross effective investment management fee rate was 0.400% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.400% First $250 million
0.380% Over $250 million, up to and including $500 million
0.360% In excess of $500 million
Class  A ................................................................................... 0.25%
Class  C ................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $617
CDSC retained .............................................................................. $200

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e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended March 31, 2021, the Fund paid transfer agent fees of $50,945, of which $28,771 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended March 31, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each Class of the Fund does not exceed 0.75% based on the average net assets of each class until January
31, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2022. Investor Services may discontinue this waiver in the future.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Mortgage Portfolio
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $2,589,379 $7,457,661 $(6,918,588) $— $— $3,128,452 3,128,452 $25
Total Affiliated Securities .... $2,589,379 $7,457,661 $(6,918,588) $— $— $3,128,452 $25
3. Transactions with Affiliates
(continued)

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5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2020, the capital loss carryforwards were as follows:
At March 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of amortization.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2021, aggregated
$98,585,695 and $108,877,050, respectively.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At March 31,
2021, the value of this security represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $2,301,829
Long term ................................................................................ 1,063,922
Total capital loss carryforwards ............................................................... $3,365,751
Cost of investments .......................................................................... $72,167,633
Unrealized appreciation ........................................................................ $1,054,808
Unrealized depreciation ........................................................................ (722,214)
Net unrealized appreciation (depreciation) .......................................................... $332,594

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Notes to Financial Statements (unaudited)

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Semiannual Report
9. Other Derivative Information
At March 31, 2021, the Fund's investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended March 31, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended March 31, 2021, the average month end notional amount of futures contracts represented $8,450,682.
See Note 1(c) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2021, the Fund did not use the
Global Credit Facility.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Mortgage Portfolio
Interest rate contracts .......
Variation margin on futures
contracts
$ 60,086
a
Variation margin on futures
contracts
$ 75,522
a
Total .................... $60,086 $75,522
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Strategic Mortgage
Portfolio
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts .......
Futures contracts $195,166 Futures contracts $(10,013)
Total .................... $195,166 $(10,013)

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Semiannual Report
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 110,955 $ — $ 110,955
U.S. Government and Agency Securities ....... — 481,197 — 481,197
Asset-Backed Securities .................. — 3,034,713 — 3,034,713
Commercial Mortgage-Backed Securities ...... — 986,103 — 986,103
Mortgage-Backed Securities ................ — 49,196,850 — 49,196,850
Residential Mortgage-Backed Securities ...... — 5,835,218 — 5,835,218
Short Term Investments ................... 5,428,443 7,442,184 — 12,870,627
Total Investments in Securities ........... $5,428,443 $67,087,220 $— $72,515,663
Other Financial Instruments:
Futures contracts ........................ $ 60,086 $ — $ — $ 60,086
Total Other Financial Instruments ......... $60,086 $— $— $60,086
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 75,522 $ — $ — $ 75,522
$— $— $— $—
a
For detailed categories, see the accompanying Statement of Investments.

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Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security

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Board Approval of Investment
Management Agreements
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
(Fund)
At a meeting held on February 23, 2021 (Meeting), the Board
of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers, Inc.
(Manager) and the Fund (Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

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as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional US mortgage funds. The Board noted that the Fund’s annualized income return for the
three-, five- and 10-year periods was above the median of
its Performance Universe, but for the one-year period was
below the median of the Performance Universe. The Board
also noted that the Fund’s annualized total return for the
one-, three- and five-year periods was below the median of
its Performance Universe, but for the 10-year period was
above the median of its Performance Universe. The Board
discussed this performance with management and noted
management’s explanation that the Fund, consistent with
its principal investment strategies, has a greater exposure
to conventional mortgage-backed securities in comparison
to its peers, which contributed to the Fund’s shorter-term
underperformance. The Board further noted management’s
steps to address the underperformance of the Fund,
including changes to the Fund’s exposure to certain holdings and enhancements to the securities selection process.
The Board also noted that, while below the median, the
Fund’s one-, three- five- and 10-year annualized total return was 3.25%, 3.20%, 2.74% and 3.50%, respectively. The
Board concluded that the Fund’s Management Agreement
should be continued for an additional one-year period,
and management’s efforts should continue to be closely
monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total
expense ratio, for comparative consistency, was shown for
Class A1 shares for the Fund and for Class A shares for the
other funds in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and
nine other US mortgage funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board noted that
the actual total expense ratio for the Fund reflected a fee
waiver from management. For these reasons, the Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended

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September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into
the profitability analysis beginning next year. Additionally,
PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund does not have an asset size that would likely enable
the Fund to achieve economies of scale, but concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

Franklin Strategic Mortgage Portfolio
Shareholder Information

franklintempleton.com
Semiannual Report
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

357 S 05/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Strategic Mortgage Portfolio
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee

of Listed Registrants.                   N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b) Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By __S\Matthew T. Hinkle    ___
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __S\Matthew T. Hinkle    __
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 26, 2021

By __S\Robert G. Kubilis _____
      Chief Financial Officer
and Chief Accounting Officer
Date  May 26, 2021